COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of lease liabilities

	March 31, 2025	December 31, 2024
Right-of-use assets – operating leases	$31,287	$33,613

Operating lease liabilities, current portion	9,731	9,627
Operating lease liabilities, net of current portion	21,556	23,986
Total operating lease liabilities	$31,287	$33,613

	December 31 2024	December 31, 2023
Right-of-use assets – operating leases	$33,613	$21,068

Operating lease liabilities, current portion	9,627	7,205
Operating lease liabilities, net of current portion	23,986	13,863
Total operating lease liabilities	$33,613	$21,068

Schedule of other supplemental information

	March 31, 2025	March 31, 2024
Weighted-average remaining lease term (in years)	3.30	2.74
Weighted-average discount rate	15%	15%

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases (in thousands)	$4,029	$2,474

	December 31, 2024	December 31, 2023
Weighted-average remaining lease term (in years)	3.50	2.94
Weighted-average discount rate	15%	15%

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$11,367	$4,473

Schedule of operating lease cost

	March 31, 2025	March 31, 2024
Operating lease cost	$4,029	$2,474
Short term lease cost	3	98
Variable lease cost	711	114
Total lease cost	$4,743	$2,686

	December 31, 2024	December 31, 2023
Operating lease cost	$11,367	$4,473
Short term lease cost	1,675	761
Variable lease cost	856	468
Total lease cost	$13,898	$5,702

Schedule of reconciliation of future lessee lease payments

Operating Leases
2025	$10,236
2026	11,619
2027	9,782
2028	5,850
2029	1,525
hereafter	215
Total lease payments	$39,227
Less: Imputed interest	(7,940)
Present value of lease liabilities	$31,287

Operating Leases
2025	$13,578
2026	12,140
2027	10,539
2028	6,495
2029	1,597
Thereafter	–
Total lease payments	$44,349
Less: Imputed interest	(10,736)
Present value of lease liabilities	$33,613

Schedule of other supplemental information finance leases

	March 31, 2025	March 31, 2024
Weighted-average remaining lease term (in years)	–	0.50
Weighted-average discount rate	–	15%

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$–	$–
Financing cash flows from finance leases	$–	$–

	December 31, 2024	December 31, 2023
Weighted-average remaining lease term (in years)	–	1.00
Weighted-average discount rate	–	15%

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$–	$–
Financing cash flows from finance leases	$1,150	$–

Schedule of finance lease cost

	March 31, 2025	March 31, 2024
Amortization of right-of-use-assets	$–	$87
Interest on lease liabilities	–	41
Total finance lease expense	$–	$128

	December 31, 2024	December 31, 2023
Amortization of right-of-use-assets	$262	$58
Interest on lease liabilities	110	26
Total finance lease expense	$372	$84

Schedule of right-of-use assets and lease liabilities

	December 31, 2024	December 31, 2023
Right-of-use assets – finance leases	$–	$991

Finance lease liabilities, current portion	–	1,075
Total finance lease liabilities	$–	$1,075